Debt - Summary Financing of Mortgage Notes Payable Secured by Real Property (Detail) - PNC Bank [Member]	Sep. 27, 2019 USD ($)
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Debt instrument, face amount	$ 80,410,000
Delano at North Richland Hills Financing, 3.56%, Due October 1, 2029 [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Fixed rate	3.56%
Debt instrument, face amount	$ 32,159,000
Lakeside at Coppell Financing, 3.56%, Due October 1, 2029 [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Fixed rate	3.56%
Debt instrument, face amount	$ 48,251,000